SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 89.5%

Alabama - 0.4%

Clio Water & Sewer Rev. (AGM Insured)	340,000	3.10	1/1/33	340,677

Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	522,320

Russell Co. Board of Education Rev.	345,000	3.05	12/1/34	345,255

				1,208,252

Alaska - 0.6%

AK Hsg. Finance Corp. Mtg. Rev.	45,000	4.13	12/1/37	45,000

AK Hsg. Finance Corp. Mtg. Rev.	800,000	3.75	12/1/40	865,304

AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	548,190

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	250,000	5.50	N/A	12,500

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	270,530

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	326,346

				2,067,870

Arizona - 2.3%

AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	4.00	12/1/39	250,227

AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	457,320

AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	548,470

Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	302,004

Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	400,000	5.00	11/15/36	376,512

La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	820,395

Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	304,026

Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise, Inc.) [4]	250,000	5.75	1/1/36	245,975

Maricopa Co. Industrial Dev. Auth. Rev. (Paradise School Proj.)	1,000,000	4.00	7/1/54	1,106,410

Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	375,704

Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	443,432

Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,029,490

Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	362,396

Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	325,000	9.75	5/1/25	344,682

Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	497,495

				7,464,538

Arkansas - 0.7%

Clarksville School District No. 17 of Johnson Co. G.O.	500,000	2.70	12/1/24	500,650

Rogers City Rev.	1,000,000	3.88	11/1/39	1,097,880

Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	515,340

				2,113,870

California - 4.7%

CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	646,245

CA State G.O.	500,000	4.00	12/1/40	540,750

Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	536,808

Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	1,191,200

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	693,025

Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	609,955

Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,321,975

Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	327,112

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,238,160

Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	308,212

Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	533,980

Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	782,544

Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	823,688

JUNE 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	302,092

Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	88,136

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	0.81	6/1/39	434,300

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	432,556

South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	577,650

Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	571,522

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	640,602

Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	530,660

Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,290,300

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	657,050

				15,078,522

Colorado - 5.1%

Aerotropolis Regional Transportation Auth. Rev.	400,000	5.00	12/1/51	400,416

Broadway Station Metropolitan District No. 2 G.O.	750,000	5.13	12/1/48	736,957

Broadway Station Metropolitan District No. 3 G.O.	500,000	5.00	12/1/49	478,440

Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	351,183

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,895

CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	800,664

CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	699,198

CO Science and Technology Park Metropolitan District No.1 Rev.	500,000	5.00	12/1/33	509,250

Copper Ridge Metropolitan District Rev.	350,000	5.00	12/1/43	309,726

Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	509,415

Copperleaf Metro District No. 4 G.O.	750,000	5.00	12/1/49	727,635

Creekwalk Marketplace Business Improvement District Rev. [4]	500,000	5.50	12/1/39	493,520

Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	507,515

Denver 9th Avenue Metropolitan District No. 2 G.O	500,000	5.00	12/1/48	508,810

Denver Urban Renewal Auth. Tax Allocation [4]	500,000	5.25	12/1/39	502,680

DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	501,160

Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	481,325

Hunters Overlook Metropolitan District No. 5 G.O.	500,000	5.00	12/1/49	502,355

Iron Mountain Metropolitan District No. 2 G.O.	635,000	5.00	12/1/39	638,435

Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	446,310

Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	253,658

Mirabelle Metropolitan Dist. No. 2 G.O.	500,000	5.00	12/1/49	486,465

North Range Village Metropolitan District, G.O. (AGC Insured)	565,000	4.25	12/1/26	566,610

Painted Prairie Public Improvement Auth. Rev.	500,000	5.00	12/1/39	516,865

Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	501,350

St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	504,245

STC Metropolitan District No. 2 G.O.	500,000	5.00	12/1/49	491,340

Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	503,015

Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	500,560

Vauxmont Metropolitan District G.O. (AGM Insured)	500,000	3.25	12/15/50	529,455

Velocity Metropolitan District No. 3 G.O.	500,000	5.38	12/1/39	511,570

Wild Plum Metropolitan District G.O.	595,000	5.00	12/1/49	617,354

				16,338,376

Connecticut - 0.9%

CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	606,062

CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	570,807

CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	1,036,530

CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	512,444

				2,725,843

2

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

District of Columbia - 0.4%

District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	662,778

District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	474,205

				1,136,983

Florida - 9.9%

Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	425,937

Alta Lakes Community Dev. District Special Assessment	500,000	4.40	5/1/39	502,885

Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	295,000	3.00	5/1/38	318,143

Bay Co. Educational Facs. Rev. (Bay Haven Charter)	430,000	5.25	9/1/30	432,279

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	218,650

Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	220,015

Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	206,690

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	492,285

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	301,485

Capital Trust Agency Rev. (Tallahassee Tapestry) [2,4,5]	550,000	6.75	12/1/35	302,500

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [2,4,5]	250,000	6.75	7/1/37	154,065

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	204,310

Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	485,550

Celebration Pointe Community Dev. District Special Assessment Rev. [4]	240,000	5.00	5/1/32	252,355

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4,5]	250,000	7.25	5/15/26	187,500

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4,5]	750,000	8.13	5/15/44	562,500

Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	427,321

Dowden West Community Dev. District Special Assessment [4]	360,000	5.40	5/1/39	391,345

Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	645,804

Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	965,000	3.75	10/1/49	1,039,469

Fishhawk Ranch Community Dev. District Special Assessment (AGM Insured)	500,000	3.00	11/1/41	490,685

FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	75,000	5.00	7/1/26	75,157

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	990,000	4.20	1/1/45	1,112,582

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.30	7/1/49	529,750

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.75	7/1/50	995,510

FL State Department of Education	1,000,000	4.38	7/1/30	1,013,400

FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	1,003,650

Gramercy Farms Community Dev. District Special Assessment [6]	415,000	3.20	5/1/39	199,200

Harbor Bay Community Dev. District Special Assessment	350,000	4.10	5/1/48	357,574

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	220,266

Lake Co. Educational Project. Rev. (Imagine South Lake Charter School Proj.) [4]	550,000	5.00	1/15/39	568,986

Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Azario Proj.)	580,000	4.00	5/1/40	576,827

Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (NE Sector Proj.)	435,000	3.85	5/1/39	424,155

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	155,000	4.25	5/1/25	159,233

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	145,000	6.70	5/1/33	154,728

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	200,000	7.40	5/1/30	207,962

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	322,389

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	424,068

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	312,588

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	587,521

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	337,184

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	490,000	4.50	5/1/49	502,069

Lexington Oaks Community Dev. District Special Assessment Rev.	235,000	5.65	5/1/33	242,189

Live Oak No. 2 Community Dev. District Special Assessment	400,000	4.00	5/1/35	427,364

Long Lake Ranch Community Dev. District Special Assessment	35,000	5.63	5/1/24	36,046

LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	497,265

Magnolia Creek Community Dev. District Rev. [2,5,15]	250,000	5.60	N/A	45,000

JUNE 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	257,908

Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	573,225

New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	230,000	5.00	N/A	2

Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	535,400

Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	272,110

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	575,558

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	527,235

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	262,542

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	415,000	3.95	3/1/40	439,821

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	375,000	4.00	9/1/48	408,919

Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	290,458

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	570,950

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	411,360

Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	600,000	7.25	6/1/34	639,780

Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	690,000	7.50	6/1/49	733,753

Parker Road Community Dev. Dist. Special Assessment	500,000	4.10	5/1/50	480,925

Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	554,610

Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	258,708

Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	507,110

Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/43	499,235

Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	508,530

Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	163,152

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	74,913

Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	34,374

Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	560,195

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	322,830

University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	826,620

Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,001

Waters Edge Community Dev. District Cap. Improvement Rev. [6]	125,000	6.60	5/1/39	105,792

Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	259,112

Zephyr Ridge Community Dev. District Special Assessment [2,5,15]	450,000	5.25	N/A	198,000

				31,456,565

Georgia - 3.1%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	400,288

Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	621,946

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	563,265

GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,324,851

GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,023,520

GA Housing & Finance Authority Rev.	465,000	3.85	12/1/38	509,673

GA Housing & Finance Authority Rev.	270,000	4.00	12/1/39	286,562

GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	691,665

GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	624,802

GA Housing & Finance Authority Rev.	990,000	3.50	12/1/46	1,036,471

GA Housing & Finance Authority Rev.	600,000	4.00	12/1/48	651,054

GA Housing & Finance Authority Rev.	600,000	4.20	12/1/48	664,560

GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	501,780

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	589,300

Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	392,178

				9,881,915

4

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Idaho - 0.4%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	380,000	7.00	10/1/24	254,376

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	166,790

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	332,565

ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	380,000	5.75	12/1/32	407,463

				1,161,194

Illinois - 6.3%

Bellwood Village G.O.	500,000	5.88	12/1/27	549,035

Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,159,257

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	530,400

Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	598,890

Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	557,380

Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	538,970

Chicago Park Dist. G.O. (BAM Insured)	500,000	4.00	1/1/42	537,760

Chicago Park Dist. G.O. (Limited Tax)	1,000,000	5.00	1/1/28	1,089,040

Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	261,070

IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	275,325

IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	540,465

IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	613,084

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	504,015

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,158,360

IL Fin. Auth. Rev. (Institute of Technology)	500,000	4.00	9/1/41	504,570

IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	509,265

IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/45	501,900

IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	102,811

IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	497,670

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	612,770

IL G.O.	250,000	5.50	7/1/33	262,150

IL G.O. (AGM Insured)	500,000	4.00	2/1/30	533,640

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	3.88	4/1/41	474,106

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	330,000	4.00	10/1/48	358,142

IL Rev.	500,000	5.00	6/15/33	542,420

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,094,830

La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	308,255

Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	370,641

Macon Co. School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	254,665

Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,072,833

Malta Tax Allocation Rev. [2,5]	1,921,000	5.75	12/30/25	614,720

Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	262,352

Richton Park Public Library District G.O.	250,000	4.50	12/15/32	265,058

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	370,000	7.00	10/1/22	214,600

University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,092,900

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	145,000	4.00	12/1/22	145,522

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	253,202

Upper Illinois River Valley Dev. Auth. Rev. (Prairie Crossing Charter) [4]	250,000	5.00	1/1/45	250,688

				20,012,761

Indiana - 1.1%

City of Carmel Rev. (Barrington Carmel Proj.) [2,5]	164,203	6.00	11/15/22	1,642

IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	820,841

IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	452,489

JUNE 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	176,032

IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	370,738

IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	441,885

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	256,860

Mishawaka Multifamily Hsg. Rev. (Silver Birch Mishawaka Proj.) [4]	500,000	5.38	1/1/38	437,460

Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	390,901

				3,348,848

Iowa - 0.5%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	662,870

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	550,000	5.00	5/15/47	551,634

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	425,208

				1,639,712

Kansas - 0.1%

Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	289,431

Kentucky - 0.1%

Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	436,624

Louisiana - 1.5%

Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	15,115	5.00	11/1/40	15,160

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	50,000	4.60	6/1/29	51,295

LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	506,180

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	519,445

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	306,972

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	488,020

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	301,758

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	440,305

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	464,028

LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	510,000	6.50	5/1/31	534,404

LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	340,575

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	570,000	0.96	2/15/36	555,214

St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	303,831

				4,827,187

Maine - 0.8%

ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	644,658

ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	544,775

ME Hsg. Auth. Rev.	105,000	4.50	11/15/37	110,079

ME Hsg. Auth. Rev.	615,000	4.13	11/15/38	690,866

ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	530,355

				2,520,733

Maryland - 0.4%

MD Community Dev. Administration Rev.	350,000	4.10	9/1/38	389,480

MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	381,675

Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	409,892

				1,181,047

Massachusetts - 2.8%

Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,450

Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	501,470

MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,006,652

6

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,420,416

MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	307,119

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	415,580

MA Education Finance Auth. Education Rev.	50,000	5.15	1/1/26	50,052

MA Education Finance Auth. Education Rev.	1,000,000	3.63	7/1/34	1,025,960

MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	256,935

MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	557,015

MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	533,770

MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	976,833

MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	501,295

MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	135,000	3.90	12/1/38	138,518

Northbridge Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	501,330
Rowley Land Acquisition Loan G.O. (AGM Insured)	360,000	4.00	5/1/27	360,929

				9,035,324

Michigan - 3.0%

Chandler Park Academy Rev.	130,000	5.00	11/1/22	130,264

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	318,942

MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	258,120

MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	259,280

MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	540,495

MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	539,220

MI Hsg. Dev. Auth. Rev.	1,500,000	4.13	12/1/38	1,692,480

MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	322,128

MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	824,258

MI Hsg. Dev. Auth. Rev.	1,000,000	4.00	6/1/49	1,095,500

MI Hsg. Dev. Auth. Rev.	1,000,000	3.15	6/1/50	1,038,180

MI Hsg. Dev. Auth. Rev.	1,000,000	3.50	10/1/54	1,061,460

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	280,000	6.35	11/1/28	280,610

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	424,956

Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	166,879

Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	136,543

Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	287,148

Universal Academy Michigan Public School Rev.	135,000	6.50	12/1/23	140,739

				9,517,202

Minnesota - 0.1%

Apple Valley Rev. (Senior Living, LLC Proj.)	500,000	5.00	1/1/47	309,620

MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	90,000	4.40	7/1/32	92,317

				401,937

Mississippi - 0.7%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	972,360

MS Gaming Tax Rev.	740,000	4.00	10/15/38	798,852

MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	4.00	12/1/43	375,774

				2,146,986

Missouri - 1.2%

Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	200,000	5.45	9/1/23	200,080

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,4,5]	500,000	5.75	11/15/36	330,415

Lees Summit Industrial Dev. Auth. Rev. (John Knox Village Proj.)	370,000	5.00	8/15/32	380,926

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	731,034

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	911,110

JUNE 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	690,000	3.80	11/1/48	745,234

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.35	11/1/49	516,945

				3,815,744

Montana - 0.4%

MT Board of Housing Single Family Rev.	195,000	4.00	12/1/38	209,970

MT Board of Housing Single Family Rev. (BRD Insured)	500,000	4.00	6/1/45	551,775

MT Board of Housing Single Family Rev. (FHA Insured)	260,000	3.75	12/1/38	270,002

MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	92,526	5.08	4/1/21	93,538

				1,125,285

Nebraska - 0.6%

Douglas Co. Hospital Auth. No. 2 Rev. (Children Hospital Obligation)	500,000	4.00	11/15/50	558,150

Douglas Co. Hospital Auth. No. 3 Rev. (Methodist Hospital)	400,000	5.00	11/1/30	465,840

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	410,000	5.13	N/A	17,015

Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	310,000	3.75	9/1/35	310,000

Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	440,000	3.05	9/1/42	459,928

				1,810,933

Nevada - 1.1%

City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	516,260

City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	4.00	12/1/27	349,214

City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	345,000	5.00	12/1/37	361,833

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	320,000	3.85	10/1/39	336,282

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.35	10/1/49	1,054,600

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	990,000	3.40	10/1/49	1,047,707

				3,665,896

New Hampshire - 0.6%

NH Business Finance Auth. Rev. (The Vista Proj.) [4]	310,000	5.25	7/1/39	289,847

NH Business Finance Auth. Rev. (The Vista Proj.) [4]	500,000	5.63	7/1/46	474,210

NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	411,176

NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	785,675

				1,960,908

New Jersey - 3.1%

NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	268,835

NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	544,395

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	278,788

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	548,840

NJ Higher Education Student Assistance Auth. Rev.	1,250,000	3.50	12/1/39	1,241,862

NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	1,007,270

NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	825,022

NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	578,694

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	325,000	4.50	10/1/30	336,401

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	935,000	3.75	10/1/35	1,041,758

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	580,000	4.50	10/1/48	647,518

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	475,000	4.00	4/1/49	507,571

NJ Transportation Trust Fund Auth. Rev.	250,000	5.25	12/15/22	267,602

NJ Transportation Trust Fund Auth. Rev. [9]	500,000	4.00	12/15/39	514,855

NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	557,865

Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	329,124

Wallington G.O. (General Improvement) (AGM Insured)	500,000	4.00	8/1/25	501,485

				9,997,885

8

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Mexico - 1.5%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	325,000	3.90	9/1/42	332,543

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	320,000	4.13	9/1/42	328,595

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	745,000	3.85	7/1/43	809,763

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	3.85	7/1/43	538,030

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	395,000	3.80	9/1/46	415,441

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	845,000	4.00	7/1/48	919,850

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	3.35	7/1/49	1,051,158

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.00	7/1/49	534,242

				4,929,622

New York - 3.9%

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	366,034

New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	254,898

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	321,789

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	323,394

New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	673,712

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	532,135

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	3.00	11/1/55	1,012,400

New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	511,770

New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	836,325

NY Monroe County Industrial Development Corp. Rev. (St Ann’s Community Proj.)	750,000	4.00	1/1/30	675,368

NY Monroe County Industrial Development Corp. Rev. (St Ann’s Community Proj.)	750,000	5.00	1/1/50	647,775

NY Mortgage Agency Rev.	175,000	3.75	10/1/42	179,111

NY Mortgage Agency Rev.	500,000	4.20	10/1/43	559,615

NY Mortgage Agency Rev.	1,315,000	3.80	10/1/48	1,408,510

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	338,829

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	605,287

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	412,236

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	528,500

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	544,900

NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	271,680

NY State Mortgage Agency Rev.	1,000,000	2.55	4/1/50	1,019,200

Port Authority of New York & New Jersey Rev.	500,000	5.00	5/1/35	501,665

				12,525,133

North Carolina - 1.4%

Mecklenburg Co. Rev. (Little Rock Apts)	255,000	5.15	1/1/22	259,047

Mecklenburg Co. Rev. (Little Rock Apts)	510,000	5.38	1/1/36	520,470

NC Housing Finance Agency Rev.	295,000	3.95	1/1/41	322,131

NC Housing Finance Agency Rev.	935,000	4.00	7/1/47	1,010,454

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	4.00	1/1/48	512,516

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.63	7/1/49	1,073,180

NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	405,368

University of North Carolina School of the Arts	500,000	3.25	2/1/46	510,470

				4,613,636

North Dakota - 0.4%

McLean Co. Rev. (Great River Energy Proj.)	750,000	4.88	7/1/26	750,150

ND Housing Finance Agency Rev.	550,000	3.85	1/1/42	591,646

				1,341,796

JUNE 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Ohio - 3.0%

Ashland City School Dist. G.O. (Classroom Facilities & School Improvement)	750,000	4.00	11/1/49	751,710

Butler Co. Port Auth. Rev.	640,000	5.00	12/1/34	647,622

Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	902,051

Dayton-Montgomery Co. Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	326,132

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	192,260

Liberty Community Infrastructure Financing Auth. Special Assessment	500,000	3.13	12/1/46	517,320

Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	558,480

OH Higher Educational Facs. Commission Rev. (Tiffin University Proj.)	1,045,000	4.00	11/1/49	956,990

OH Housing Finance Agency Rev.	1,000,000	3.35	9/1/49	1,060,260

OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	425,000	4.05	3/1/37	468,337

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	430,000	3.35	9/1/39	455,869

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	920,000	4.00	9/1/48	994,253

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	725,000	4.00	3/1/49	779,977

Port of Greater Cincinnati Dev. Auth. Rev. (St. Xavier High School, Inc. Proj.)	400,000	4.00	4/1/40	428,524
Stow G.O. (Limited Tax Various Purpose)	530,000	3.75	12/1/31	530,758

				9,570,543

Oklahoma - 0.7%

Fort Sill Apache Tribe Economic Dev. Auth. [4]	460,000	8.50	8/25/26	496,322

Oklahoma Dev. Finance Auth. Rev. (Oklahoma City University Proj.)	1,000,000	5.00	8/1/49	1,096,490

Sallisaw Municipal Auth. Rev. (AGM Insured)	500,000	4.45	1/1/28	500,000

				2,092,812

Oregon - 1.6%

Clackamas Co. Hospital Facs. Auth. Rev. (Rose Villa Proj.)	500,000	5.38	11/15/55	505,875

Clackamas Co. Hospital Facs. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/47	473,685

Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	361,676

Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	261,955

Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	500,990

OR Hsg. & Community Services Dept. Rev.	250,000	3.80	7/1/34	281,675

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	245,000	3.75	7/1/35	270,105

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	375,000	4.00	7/1/38	392,539

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	455,000	3.75	7/1/48	486,445

OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,046,460

Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	740,000	5.13	7/1/35	665,719

				5,247,124

Pennsylvania - 2.9%

Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	130,000	5.90	8/15/26	130,507

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	1.66	10/1/34	445,977

Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	267,920

Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	441,223

Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	389,735

Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	393,464

PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	282,248

PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	542,275

PA Hsg. Finance Agy. Rev.	530,000	3.95	10/1/38	580,848

PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	877,660

PA Hsg. Finance Agy. Rev.	155,000	4.00	10/1/46	166,100

PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/47	268,282

PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,049,940

PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,477,775

Palmerton Area School District G.O. (AGM Insured)	500,000	4.00	8/15/35	507,455

10

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Philadelphia Industrial Dev. Auth. Rev. (Alliance for Progress Charter School Proj.)	635,000	5.00	6/15/49	635,622

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	372,260

Philadelphia Industrial Dev. Auth. Rev. (Independence Charter School Proj.)	500,000	5.00	6/15/39	507,975

				9,337,266

Rhode Island - 0.3%

RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	259,530

RI Student Loan Auth. Rev.	750,000	3.63	12/1/37	749,640

				1,009,170

South Carolina - 1.3%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	340,088

SC Education Assistance Auth. Student Loan Rev.	135,000	5.10	10/1/29	135,080

SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	450,390

SC Jobs-Economic Dev. Auth. Rev. (Bon Secours Mercy Health, Inc.)	750,000	4.00	12/1/44	845,108

SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	276,635

SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	589,300

SC State Hsg. Finance & Dev. Auth. Rev.	500,000	3.05	7/1/45	522,085

SC State Hsg. Finance & Dev. Auth. Rev.	940,000	4.00	1/1/47	1,011,769

				4,170,455

South Dakota - 0.2%

SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	563,115

Tennessee - 2.7%

Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [2,4,5]	500,000	6.50	6/1/27	407,625

Manchester G.O.	500,000	3.00	6/1/26	500,570

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	308,964

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5,15]	1,850,000	5.35	N/A	4,625

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	19,688

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16

Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	591,728

TN Hsg. Dev. Agency. Rev.	335,000	3.60	1/1/31	349,951

TN Hsg. Dev. Agency. Rev.	465,000	3.88	7/1/35	500,610

TN Hsg. Dev. Agency. Rev.	250,000	3.95	7/1/35	269,948

TN Hsg. Dev. Agency. Rev.	555,000	4.00	7/1/39	605,683

TN Hsg. Dev. Agency. Rev.	490,000	3.85	7/1/42	533,492

TN Hsg. Dev. Agency. Rev.	485,000	3.90	7/1/42	529,596

TN Hsg. Dev. Agency. Rev.	1,000,000	4.00	7/1/44	1,101,700

TN Hsg. Dev. Agency. Rev.	1,000,000	3.95	1/1/49	1,076,140

TN Hsg. Dev. Agency. Rev.	1,585,000	4.05	1/1/49	1,729,742

				8,530,078

Texas - 7.3%

Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	200,954

Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	400,974

Brazoria Co. Municipal Utility District No. 28 G.O. (MAC Insured)	540,000	4.00	9/1/27	556,222

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	916,590

Cypress Hill Municipal Utility Dist. No. 1 G.O. (AGM Insured)	1,000,000	4.00	9/1/34	1,037,090

Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	558,750

Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	675,188

El Paso County Hospital District G.O.	825,000	5.00	8/15/43	848,372

Fort Bend Co. Municipal Utility Dist. No. 50 G.O. (MAC Insured)	400,000	4.00	9/1/29	409,632

Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	501,925

Harris Co. Municipal Utility Dist. No. 284 G.O. (MAC Insured)	285,000	4.00	9/1/33	291,045

JUNE 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Harris Co. Municipal Utility Dist. No. 381 G.O. (BAM Insured)	435,000	4.00	9/1/30	446,280

Harris Co. Municipal Utility Dist. No. 381 G.O. (BAM Insured)	250,000	4.00	9/1/33	255,302

Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	470,000	4.00	9/1/30	482,187

Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	920,000	4.00	9/1/32	940,847

Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	1,050,000	4.00	9/1/34	1,071,168

Houston Higher Education Finance Corp. (Cosmos Foundation)	480,000	5.00	2/15/32	502,210

Meadowhill Regional Municipal Utility Dist. G.O. (AGM Insured)	500,000	4.00	10/1/35	526,415

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	500,000	5.00	7/1/46	412,435

New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	437,070

New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	380,464

New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	495,000	3.75	6/1/28	505,801

New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	251,310

New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	461,985

New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	244,630

New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	303,222

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	618,855

Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	100,000	5.00	6/15/37	101,934

Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	1,000,000	5.00	6/15/42	1,015,580

North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	204,000	5.38	2/15/25	166,354

North Mission Glen Municipal Utility District, G.O. (AGM Insured)	575,000	4.00	9/1/32	577,628

Parkway Utility Dist. G.O. (BAM Insured)	500,000	3.63	3/1/35	508,695

Parkway Utility Dist. G.O. (Waterworks and Sewer System) (BAM Insured)	275,000	4.00	3/1/33	283,954

Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	266,868

Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	556,830

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [2,5]	500,000	5.63	11/15/27	325,000

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	566,015

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	220,000	5.63	11/15/24	220,134

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	567,795

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,100,000	3.63	9/1/44	1,192,686

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	519,285

TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	571,865

TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	485,000	3.00	3/1/35	518,436

TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	970,000	4.00	3/1/50	1,069,444

				23,265,426

Utah - 0.6%

UT Charter School Finance Auth. Rev. (Academy Sciences Proj.) [4]	625,000	4.65	7/15/33	622,569

UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	500,000	6.00	4/15/45	500,320

UT Hsg. Corp. Single Family Mtg. Rev.	35,000	5.75	1/1/33	35,790

UT Hsg. Corp. Single Family Mtg. Rev.	75,000	4.60	7/1/34	75,094

UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	325,000	4.00	1/1/36	348,134

West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	477,916

				2,059,823

Vermont - 0.2%

VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	460,000	3.50	5/1/38	491,915

12

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Virginia - 0.3%

VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	300,000	3.88	1/1/38	310,938

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	422,244

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	252,715

				985,897

Washington - 2.9%

Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	332,688

King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	1,039,730

Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	539,355

Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	549,695

Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	547,920

Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	1,028,700

Vancouver Hsg. Auth. Rev. (Van Vista Plaza Proj.)	1,000,000	3.30	12/1/51	1,050,730

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	251,930

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	850,000	5.00	7/1/36	834,402

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	528,570

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (The Hearthstone Proj.) [4]	1,075,000	5.00	7/1/38	1,073,732

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (The Hearthstone Proj.) [4]	525,000	5.00	7/1/48	503,627

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Transforming Age Proj.) [4]	500,000	5.00	1/1/44	491,180

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	286,635

WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	60,000	4.60	10/1/33	61,282

				9,120,176

West Virginia - 0.5%

WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	270,412

WV Hsg. Dev. Fund Rev.	245,000	3.80	11/1/35	253,952

WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	1,016,547

WV Hsg. Dev. Fund Rev.	120,000	4.10	11/1/45	127,055

				1,667,966

Wisconsin - 4.5%

WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	873,036

WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	1,000,000	5.13	10/1/48	970,160

WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	506,155

WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	504,675

WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,061,460

WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	569,065

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	287,109

WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	598,140

WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	337,082

WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	269,072

WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	610,064

WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,628,430

WI Public Finance Auth. Rev. (ACTS Retirement-Life Community, Inc.)	600,000	4.00	11/15/37	643,560

WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	713,076

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	863,108

WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.) [4]	500,000	8.25	6/1/46	527,845

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,520	9.00	1/1/46	390

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/47	370

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	12.00	1/1/47	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,171	9.00	1/1/48	361

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	390	12.00	1/1/48	9

JUNE 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/49	350

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	384	11.00	1/1/49	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/50	331

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	372	11.00	1/1/50	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,334	9.00	1/1/51	356

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	365	11.00	1/1/51	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4]	446,246	3.75	7/1/51	281,331

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,218	9.00	1/1/52	339

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	475	10.00	1/1/52	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,985	9.00	1/1/53	327

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	10.00	1/1/53	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,869	9.00	1/1/54	315

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	453	10.00	1/1/54	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,636	9.00	1/1/55	304

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	444	9.00	1/1/55	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,404	9.00	1/1/56	294

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	9.00	1/1/56	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4]	21,808	5.50	7/1/56	15,795

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/57	283

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	481	9.00	1/1/57	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/58	272

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	9.00	1/1/58	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,938	9.00	1/1/59	264

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	456	9.00	1/1/59	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	8.00	1/1/60	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/60	253

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	440	8.00	1/1/61	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,589	9.00	1/1/61	242

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	428	8.00	1/1/62	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,473	9.00	1/1/62	233

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	419	8.00	1/1/63	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,240	9.00	1/1/63	224

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	409	8.00	1/1/64	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,124	9.00	1/1/64	218

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	403	7.00	1/1/65	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,008	9.00	1/1/65	208

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	7.00	1/1/66	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	14,775	9.00	1/1/66	195

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	5,235	5.00	1/1/67	64

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	192,429	9.00	1/1/67	2,346

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	441,095

WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) [2,4,5]	7,608	5.50	12/1/48	3,804

WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	875,858

WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	416,736

WI Public Finance Auth. Rev. (Rose Villa Proj.) [4]	420,000	5.00	11/15/24	435,263

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	240,000	5.00	4/1/25	252,070

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	510,550

WI Public Finance Auth. Rev. (Southminster) [4]	250,000	5.00	10/1/43	249,300

				14,452,530

14

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

Wyoming - 0.4%

WY Community Dev. Auth. Rev.	265,000	3.75	12/1/32	274,672

WY Community Dev. Auth. Rev.	630,000	3.90	12/1/38	692,521

WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	295,368

				1,262,561

Total Municipal Bonds (cost: $292,492,850)				285,605,415

Investment Companies - 5.0%

BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			703,689

BlackRock Municipal Income Investment Quality Trust (BAF)	28,500			387,315

BlackRock MuniEnhanced Fund, Inc. (MEN)	26,706			292,698

BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398			1,104,196

BlackRock MuniHoldings Fund II, Inc. (MUH)	36,000			515,880

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	57,814			716,315

BlackRock MuniHoldings Quality Fund, Inc. (MUS)	51,538			625,671

BlackRock MuniYield Insured Fund (MYI)	71,171			926,646

BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			292,055

BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	20,000			144,800

DWS Municipal, Income Trust (KTF)	93,236			1,006,949

Eaton Vance Municipal Bond Fund (EIM)	15,000			190,800

Invesco Municipal Opportunity Trust (VMO)	67,520			800,787

Invesco Municipal Trust (VKQ)	76,548			900,204

Invesco Quality Municipal Income Trust (IQI)	80,200			955,984

Invesco Van Kampen Advantage Muni Income Trust (VKI)	71,507			747,963

Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	66,000			794,640

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	163,972			2,279,211

Nuveen Pennsylvania Quality Municipal Income Fund (NQP)	5,000			67,850

Nuveen Quality Municipal Income Fund (NAD)	163,973			2,298,901

Putnam Municipal Opportunities Trust (PMO)	15,000			191,700

Total Investment Companies (cost: $16,253,016)				15,944,254

Total Investments in Securities - 94.5% (cost: $308,745,866)				301,549,669

Other Assets and Liabilities, net - 5.5%				17,663,463

Total Net Assets - 100.0%				$319,213,132

[1]

Variable rate security. Rate disclosed is as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2020 was $2,957,035 and represented 0.9% of net assets.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2020 was $27,844,551 and represented 8.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2020 was $3,186,618 and represented 1.0% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2020 was $4,466,351 and represented 1.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

JUNE 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit Tax-Free Income Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2020 is as follows :

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	285,605,415	—	285,605,415
Investment Companies	15,944,254	—	—	15,944,254

	15,944,254	285,605,415	—	301,549,669

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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